Goodwill (Details) $ in Thousands		12 Months Ended
	Mar. 25, 2022 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 USD ($)	Apr. 07, 2022 MXN ($)	Jul. 22, 2021 MXN ($)	Mar. 12, 2021 MXN ($)
Goodwill [Line Items]
Percentage of voting equity interests acquired	98.00%					100.00%	100.00%
Disposal amount			$ 22,634	$ 22,634
Goodwill			$ 1,599,718		$ 371,075	$ 1,599,718	$ 1,599,718
Net assets percentage	100.00%
Total cash agreed amount (in Pesos)								$ 5,044,371
Indefinite-lived intangible assets (in Dollars)		$ 849,106
Discount rate		14.70%	10.00%	10.00%	12.80%
Estimates terminal growth, period		5 years
Terminal growth rate, percentage						1.00%	1.00%
Description of budgeted EBITDA growth rate		Budgeted EBITDA was estimated taking into account past experience and a revenue growth rate projected taking into account the average growth levels experienced over the past 5 years and the estimated sales volume and price growth for the next five years. It was assumed that the sales price would increase in line with forecast inflation over the next five years.
Bottom of range [member]
Goodwill [Line Items]
Percentage in Finayo	2.00%
Decrease in Programa Lazos	0.95%
Top of range [member]
Goodwill [Line Items]
Percentage in Finayo	99.05%
Decrease in Programa Lazos	98.00%
GurúComm [Member]
Goodwill [Line Items]
Percentage of voting equity interests acquired										60.00%
Consideration transferred (in Pesos)										$ 45,000
Catálogos, S.A. de C.V [Member]
Goodwill [Line Items]
Percentage of voting equity interests acquired									70.00%
Consideration transferred (in Pesos)									$ 5,000
Betterware and Programa Lazos, S.A. de C.V. [Member]
Goodwill [Line Items]
Percentage of voting equity interests acquired	2.00%
Goodwill	$ 1,145
Jafra México Holding B.V. [Member]
Goodwill [Line Items]
Percentage of voting equity interests acquired								100.00%
Goodwill							$ 1,250,132	$ 1,250,132
JAFRA [Member]
Goodwill [Line Items]
Discount rate		16.70%	9.10%	9.10%
Intangible assets other than goodwill [member]
Goodwill [Line Items]
Indefinite-lived intangible assets (in Dollars)		$ 1,102,106